Subsequent Events (Details Narrative) - USD ($)																3 Months Ended						9 Months Ended	12 Months Ended
	Oct. 29, 2024	Oct. 14, 2024	Oct. 08, 2024	Sep. 26, 2024	Aug. 27, 2024	Aug. 19, 2024	Aug. 12, 2024	Aug. 05, 2024	Jun. 12, 2024	May 10, 2024	Feb. 06, 2024	Jan. 24, 2024	Jan. 01, 2024	Aug. 25, 2023	Jun. 05, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	May 02, 2023
Subsequent Event [Line Items]
Stock issued, shares											87,500					300,000	582,000						6,023,067	3,563,753
Shares price per share											$ 0.40					$ 0.75	$ 0.80					$ 0.75			$ 0.075
Stock issued, value																$ 225,000	$ 465,600	$ 35,000	$ 175,000	$ 1,008,000	$ 175,000		$ 3,107,120	$ 1,325,501
Warrants term																							5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																							1,650,000
Share-Based Payment Arrangement, Option [Member]
Subsequent Event [Line Items]
Exercise price														$ 0.40	$ 0.17
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross														125,000	400,000							970,000	3,770,000
Weighted average exercise price per share, Granted																						$ 0.52	$ 0.43
Share-Based Payment Arrangement, Option [Member] | Employee Stock [Member]
Subsequent Event [Line Items]
Expected term						3 years 9 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross						100,000		100,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period								5 years
Weighted average exercise price per share, Granted						$ 0.51		$ 0.51
Share-Based Compensation Arrangement by Share-Based Payment Award, Plan Modification, Description and Terms						The Option will become vested and exercisable with respect to 7,500 shares on December 31, 2024, and 7,500 shares at the end of each calendar quarter for years 2025, 2026, 2027 and ending on September 30, 2028 until the Option is 100% vested.		(i) 50,000 options will become vested and exercisable with respect to 3,125 shares on December 31, 2024, and 3,125 shares at the end of each calendar quarter for years 2025, 2026, 2027, and ending on September 30, 2028, until the 50,000 Options are 100% vested (ii) 12,500 Options will vest over four years on an annual basis when the Participant exceeds annual sales objectives established by the Company for years 2025, 2026, 2027, and 2028, for a total of 50,000 Options.
Rowland Day [Member] | Senior Secured Promissory Notes Payable [Member]
Subsequent Event [Line Items]
Promissory note payable				$ 23,000	$ 5,000		$ 80,000		$ 216,000	$ 225,000
Interest rate				14.00%	14.00%		14.00%		14.00%	14.00%
Debt maturity date description				the note matures the earlier of; (i) March 26, 2025, (ii) the closing of a minimum of $500,000 in a subsequent financing of either debt or equity; (iii) a subsequent registration statement with minimum proceeds of one million dollars ($1,000,000) is received by the Company; and /or (iv) a change in control transaction occurs in which the collective ownership of Saul Leal and Holder is reduced to less than fifty percent (50%) or Holder’s ownership is reduced to less than thirty-five percent (35%) (any such date, or transaction shall be the maturity date) . The Company will not hereafter create, incur, assume, or suffer to exist any mortgage, pledge, hypothecation, assignment, security interest, encumbrance, lien (statutory or other), preference, priority, of other security agreement or preferential arrangement of any kind or nature whatsoever (including any conditional sale or other title retention agreement and any financing lease) (each a “Lien”) upon any of its property, revenue, or assets, whether now owned or hereafter acquired without the written consent of Holder.	the note matures on October 31, 2024. The Company will not hereafter create, incur, assume, or suffer to exist any mortgage, pledge, hypothecation, assignment, security interest, encumbrance, lien (statutory or other), preference, priority, of other security agreement or preferential arrangement of any kind or nature whatsoever (including any conditional sale or other title retention agreement and any financing lease) (each a “Lien”) upon any of its property, revenue, or assets, whether now owned or hereafter acquired without the written consent of Holder.		the note matures the earlier of; (i) February 12, 2025, (ii) the closing of a minimum of $500,000 in a subsequent financing of either debt or equity; (iii) a subsequent registration statement with minimum proceeds of one million dollars ($1,000,000) is received by the Company; and /or (iv) a change in control transaction occurs in which the collective ownership of Saul Leal and Holder is reduced to less than fifty percent (50%) or Holder’s ownership is reduced to less than thirty-five percent (35%) (any such date, or transaction shall be the maturity date) . The Company will not hereafter create, incur, assume, or suffer to exist any mortgage, pledge, hypothecation, assignment, security interest, encumbrance, lien (statutory or other), preference, priority, of other security agreement or preferential arrangement of any kind or nature whatsoever (including any conditional sale or other title retention agreement and any financing lease) (each a “Lien”) upon any of its property, revenue, or assets, whether now owned or hereafter acquired without the written consent of Holder.		The note is payable on demand. If the Lender does not demand payment, the note matures the earlier of; (i) December 12, 2024, (ii) the closing of a minimum of $500,000 in a subsequent financing of either debt or equity; (iii) a subsequent registration statement with minimum proceeds of one million dollars ($1,000,000) is received by the Company; and /or (iv) a change in control transaction occurs in which the collective ownership of Saul Leal and Holder is reduced to less than fifty percent (50%) or Holder’s ownership is reduced to less than thirty-five percent (35%) (any such date, or transaction shall be the maturity date) . The Company will not hereafter create, incur, assume, or suffer to exist any mortgage, pledge, hypothecation, assignment, security interest, encumbrance, lien (statutory or other), preference, priority, of other security agreement or preferential arrangement of any kind or nature whatsoever (including any conditional sale or other title retention agreement and any financing lease) (each a “Lien”) upon any of its property, revenue, or assets, whether now owned or hereafter acquired without the written consent of Holder.	The note is payable on demand. If the Lender does not demand payment, the note matures the earlier of; (i) November 10, 2024, (ii) the closing of a minimum of $500,000 in a subsequent financing of either debt or equity; (iii) a subsequent registration statement with minimum proceeds of one million dollars ($1,000,000) is received by the Company; and /or (iv) a change in control transaction occurs in which the collective ownership of Saul Leal and Holder is reduced to less than fifty percent (50%) or Holder’s ownership is reduced to less than thirty-five percent (35%) (any such date, or transaction shall be the maturity date). The Company will not hereafter create, incur, assume, or suffer to exist any mortgage, pledge, hypothecation, assignment, security interest, encumbrance, lien (statutory or other), preference, priority, of other security agreement or preferential arrangement of any kind or nature whatsoever (including any conditional sale or other title retention agreement and any financing lease) (each a “Lien”) upon any of its property, revenue, or assets, whether now owned or hereafter acquired without the written consent of Holder.
Debt default description				The Company shall cross-default in the payment when due, or otherwise default in performance, after the expiration of any applicable grace period, of any amount payable under existing corporate obligations, or any other obligations of the Company for money borrowed (including capital leases and purchase money financing) in excess of $10,000, or there occurs any event of default or similar circumstance or event entitling the holder thereof to accelerate the obligations thereunder or to exercise rights and remedies, prior to the payment in full of the obligations. If any Event of Default occurs and continues for a period that exceeds ten (10) days, Holder may by written election, elect to either (i) declare the Note immediately due and payable, or (ii) receive 1,000,000 warrants with an exercise price of $0.01 per share which shall have a term of 5 years.	The Company shall cross-default in the payment when due, or otherwise default in performance, after the expiration of any applicable grace period, of any amount payable under existing corporate obligations, or any other obligations of the Company for money borrowed (including capital leases and purchase money financing) in excess of $10,000, or there occurs any event of default or similar circumstance or event entitling the holder thereof to accelerate the obligations thereunder or to exercise rights and remedies, prior to the payment in full of the obligations.		The Company shall cross-default in the payment when due, or otherwise default in performance, after the expiration of any applicable grace period, of any amount payable under existing corporate obligations, or any other obligations of the Company for money borrowed (including capital leases and purchase money financing) in excess of $10,000, or there occurs any event of default or similar circumstance or event entitling the holder thereof to accelerate the obligations thereunder or to exercise rights and remedies, prior to the payment in full of the obligations. If any Event of Default occurs and continues for a period that exceeds ten (10) days, Holder may by written election, elect to either (i) declare the Note immediately due and payable, or (ii) receive 1,000,000 warrants with an exercise price of $0.01 per share which shall have a term of 5 years.		The Company shall cross-default in the payment when due, or otherwise default in performance, after the expiration of any applicable grace period, of any amount payable under existing corporate obligations, or any other obligations of the Company for money borrowed (including capital leases and purchase money financing) in excess of $10,000, or there occurs any event of default or similar circumstance or event entitling the holder thereof to accelerate the obligations thereunder or to exercise rights and remedies, prior to the payment in full of the obligations. If any Event of Default occurs and continues for a period that exceeds ten (10) days, Holder may by written election, elect to either (i) declare the Note immediately due and payable, or (ii) receive 1,000,000 warrants with an exercise price of $0.01 per share which shall have a term of 5 years.	The Company shall cross-default in the payment when due, or otherwise default in performance, after the expiration of any applicable grace period, of any amount payable under existing corporate obligations, or any other obligations of the Company for money borrowed (including capital leases and purchase money financing) in excess of $10,000, or there occurs any event of default or similar circumstance or event entitling the holder thereof to accelerate the obligations thereunder or to exercise rights and remedies, prior to the payment in full of the obligations. If any Event of Default occurs and continues for a period that exceeds ten (10) days, Holder may by written election, elect to either (i) declare the Note immediately due and payable, or (ii) receive 1,000,000 warrants with an exercise price of $0.01 per share which shall have a term of 5 years.
Excess amount				$ 10,000	$ 10,000		$ 10,000		$ 10,000	$ 10,000
Warrants receivable				1,000,000			1,000,000		1,000,000	1,000,000
Exercise price				$ 0.01			$ 0.01		$ 0.01	$ 0.01
Warrants term				5 years			5 years		5 years	5 years
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock options, issuance												750,000
Expected term												10 years
Exercise price												$ 0.51
Stock issued, shares													87,500
Shares price per share													$ 0.40
Stock issued, value													$ 35,000
Subsequent Event [Member] | Share-Based Payment Arrangement, Option [Member] | Employee Stock [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	1,200,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period	5 years
Weighted average exercise price per share, Granted	$ 0.41
Share-Based Compensation Arrangement by Share-Based Payment Award, Plan Modification, Description and Terms	(i) 75,000 Options are fully vested and exercisable; (ii) 525,000 Options will become vested and exercisable with respect to 37,500 shares on the last day of each calendar quarter beginning December 31, 2024, and ending on September 30, 2028, until the 525,000 Options are 100% vested. In full satisfaction of the relevant obligation of the Company under the Participant’s employment agreement with the Company, the remaining 600,000 Option Shares will become vested and exercisable as follows until the Option Shares are 100% vested: (i) For a period of four years beginning October 1, 2024, ending September 30, 2025; October 1, 2025, ending September 30, 2026; October 1, 2026 ending September 30, 2027; and October 1, 2027 ending September 30, 2028, 150,000 Option Shares will vest (subject to meeting certain total new bookings) on September 30 of each year, beginning September 30, 2025.
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 5
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period	150,000
Subsequent Event [Member] | Rowland Day [Member] | Senior Secured Promissory Notes Payable [Member]
Subsequent Event [Line Items]
Promissory note payable		$ 80,000
Interest rate		14.00%
Debt maturity date description		the note matures the earlier of; (i) November 13, 2024, (ii) the closing of a minimum of $500,000 in a subsequent financing of either debt or equity; (iii) a subsequent registration statement with minimum proceeds of one million dollars ($1,000,000) is received by the Company; and /or (iv) a change in control transaction occurs in which the collective ownership of Saul Leal and Holder is reduced to less than fifty percent (50%) or Holder’s ownership is reduced to less than thirty-five percent (35%) (any such date, or transaction shall be the maturity date) . The Company will not hereafter create, incur, assume, or suffer to exist any mortgage, pledge, hypothecation, assignment, security interest, encumbrance, lien (statutory or other), preference, priority, of other security agreement or preferential arrangement of any kind or nature whatsoever (including any conditional sale or other title retention agreement and any financing lease) (each a “Lien”) upon any of its property, revenue, or assets, whether now owned or hereafter acquired without the written consent of Holder.
Debt default description		The Company shall cross-default in the payment when due, or otherwise default in performance, after the expiration of any applicable grace period, of any amount payable under existing corporate obligations, or any other obligations of the Company for money borrowed (including capital leases and purchase money financing) in excess of $10,000, or there occurs any event of default or similar circumstance or event entitling the holder thereof to accelerate the obligations thereunder or to exercise rights and remedies, prior to the payment in full of the obligations. If any Event of Default occurs and continues for a period that exceeds ten (10) days, Holder may by written election, elect to either (i) declare the Note immediately due and payable, or (ii) receive 1,000,000 warrants with an exercise price of $0.01 per share which shall have a term of 5 years.
Excess amount		$ 10,000
Warrants receivable		1,000,000
Exercise price		$ 0.01
Warrants term		5 years
Subsequent Event [Member] | OEM Agreement [Member]
Subsequent Event [Line Items]
Term agreement description			The Agreement has an exclusivity period of eighteen months and an initial term of three years.
Fees received			$ 700,000